Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31
	2020	2021	2022
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(163,034)	(101,945)	(158,140)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	304,439,440	306,792,324	319,539,180
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.54)	(0.33)	(0.49)